Property, Plant, and Equipment (Details ARO) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligations
Asset Retirement Obligations, Noncurrent		$ 1,590	$ 1,159
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year		1,222	1,165
Liabilities incurred (1)	[1]	336	37
Liabilities settled		(25)	(19)
Accretion		73	65
Revisions (2)	[2]	59	(26)
Balance at end of year		1,665	1,222
Unusual or Infrequent Item [Line Items]
Asset Retirement Obligation, Liabilities Incurred	[1]	336	37
Upstream Equipment
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities incurred (1)		307	31
Unusual or Infrequent Item [Line Items]
Asset Retirement Obligation, Liabilities Incurred		307	$ 31
Asset Retirement Obligation Costs [Member]
Unusual or Infrequent Item [Line Items]
Transco's annual funding commitment for ARO		$ 16

[1]	Includes $307 million and $31 million of ARO in 2021 and 2020, respectively, related to acquired upstream properties.
[2]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2021 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, increases in inflation rates, and new removal estimates. The 2020 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, decreases in inflation rates, and decreases in the discount rates used in the annual review process.